RESEARCH AND DEVELOPMENT EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF COMPREHENSIVE INCOME LOSS RESEARCH AND DEVELOPMENT EXPENSES

				Convenience translation into U.S. dollars
	Year ended December 31,
	2023	2024	2025	2025
	NIS in thousands			in thousands

Salaries and related expenses	12,510	13,045	11,610	3,639
Share-based compensation	879	117	108	34
Depreciation	1,075	1,221	1,157	363
Raw materials and consumables	711	510	487	153
Consultants and subcontractors	15,324	5,296	4,616	1,447
Patents	703	617	1,014	318
Other	612	353	288	90
	31,814	21,159	19,280	6,044
Net of grants from the IIA and KORIL	(415)	(1,029)	(1,930)	(605)
	31,399	20,130	17,350	5,439